Aetna Income Shares d/b/a


                                  AETNA BOND VP


                        Supplement dated August 14, 1998


The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1998. This Supplement should be read with that Prospectus.


Effective August 3, 1998, the following replaces the section entitled "Management of the Fund--Portfolio Management" on pages 9 and 10:


Portfolio Manager Steven C. Huber, Managing Director, Aeltus, began managing the Fund in August, 1998. Mr. Huber joined Aetna in 1987 as a quantitative analyst and has been managing fixed income portfolios since 1989.


The following replaces the reference to "Transfer, Dividend Disbursing and Redemption Agent" on the back cover of the Prospectus:


                       TRANSFER, DIVIDEND DISBURSING
                       AND REDEMPTION AGENT


                       First Data Investors Services Group, Inc.
                       4400 Computer Drive
                       Westborough, Massachusetts 01581




X.Aetna-98-1                                                  August 1998